INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS, NET
Schedule of components of intangible assets

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Software	1,297	1,297	194
Customer relationship	9,170	9,170	1,369
Medical license	5,300	5,300	791
Total	15,767	15,767	2,354
Less: Accumulated amortization	(1,610)	(1,184)	(177)
Less: Impairment-medical license	(5,300)	(5,300)	(791)
Less: Impairment-Customer relationship	—	(9,170)	(1,369)
Intangible assets, net	8,857	113	17

Schedule of estimated aggregate amortization expense

Twelve months ending June 30,	RMB
2023	47
2024	8
2025	8
2026	8
2027	8
Thereafter	34
Total	113